Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Gross premiums	$ 41,059	$ 39,150
Premiums ceded to reinsurers	(5,481)	(15,138)
Net premium income	35,578	24,012
Net investment income (loss)	33,593	4,532
Net other revenue	10,399	10,428
Total revenue	79,570	38,972
Contract benefits and expenses
Net benefits and claims	55,915	15,934
Commissions, investment and general expenses	15,727	15,838
Other expenses	1,708	1,681
Total contract benefits and expenses	73,350	33,453
Income (loss) before income taxes	6,220	5,519
Income tax expense (note 16)	(718)	(632)
Income (loss) after income taxes	5,502	4,887
Net income	5,502	4,887
Net income (loss) attributed to:
Non-controlling interests	233	214
Participating policyholders	(333)	(127)
Shareholders	5,602	4,800
Net income	5,502	4,887
Consolidation adjustments [Member]
Revenue
Gross premiums	(1,160)	(1,116)
Premiums ceded to reinsurers	1,160	1,116
Net investment income (loss)	(998)	(946)
Net other revenue	(3,930)	(1,160)
Total revenue	(4,928)	(2,106)
Contract benefits and expenses
Net benefits and claims	(2,438)	475
Commissions, investment and general expenses	(1,530)	(1,660)
Other expenses	(960)	(921)
Total contract benefits and expenses	(4,928)	(2,106)
Equity in net income (loss) of unconsolidated subsidiaries	(6,925)	(8,154)
Net income	(6,925)	(8,154)
Net income (loss) attributed to:
Participating policyholders	(2)	10
Shareholders	(6,923)	(8,164)
Net income	(6,925)	(8,154)
MFC (Guarantor) [Member]
Revenue
Net investment income (loss)	355	445
Net other revenue	16	(2)
Total revenue	371	443
Contract benefits and expenses
Commissions, investment and general expenses	20	19
Other expenses	421	380
Total contract benefits and expenses	441	399
Income (loss) before income taxes	(70)	44
Income tax expense (note 16)	18	(11)
Income (loss) after income taxes	(52)	33
Equity in net income (loss) of unconsolidated subsidiaries	5,654	4,767
Net income	5,602	4,800
Net income (loss) attributed to:
Shareholders	5,602	4,800
Net income	5,602	4,800
JHUSA (Issuer) [Member]
Revenue
Gross premiums	8,599	8,452
Premiums ceded to reinsurers	(3,575)	(14,149)
Net premium income	5,024	(5,697)
Net investment income (loss)	12,128	907
Net other revenue	2,866	1,799
Total revenue	20,018	(2,991)
Contract benefits and expenses
Net benefits and claims	17,133	(7,403)
Commissions, investment and general expenses	3,299	3,427
Other expenses	206	233
Total contract benefits and expenses	20,638	(3,743)
Income (loss) before income taxes	(620)	752
Income tax expense (note 16)	347	223
Income (loss) after income taxes	(273)	975
Equity in net income (loss) of unconsolidated subsidiaries	772	1,206
Net income	499	2,181
Net income (loss) attributed to:
Participating policyholders	2	(10)
Shareholders	497	2,191
Net income	499	2,181
Other subsidiaries
Revenue
Gross premiums	33,620	31,814
Premiums ceded to reinsurers	(3,066)	(2,105)
Net premium income	30,554	29,709
Net investment income (loss)	22,108	4,126
Net other revenue	11,447	9,791
Total revenue	64,109	43,626
Contract benefits and expenses
Net benefits and claims	41,220	22,862
Commissions, investment and general expenses	13,938	14,052
Other expenses	2,041	1,989
Total contract benefits and expenses	57,199	38,903
Income (loss) before income taxes	6,910	4,723
Income tax expense (note 16)	(1,083)	(844)
Income (loss) after income taxes	5,827	3,879
Equity in net income (loss) of unconsolidated subsidiaries	499	2,181
Net income	6,326	6,060
Net income (loss) attributed to:
Non-controlling interests	233	214
Participating policyholders	(333)	(127)
Shareholders	6,426	5,973
Net income	$ 6,326	$ 6,060